Schedule of Intangible Asset Balances (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross carrying amount	$ 3,000,000	$ 3,000,000
Intangible asset, Accumulated amortization	(450,000)	(150,000)
Intangible asset, Impairment Loss	(2,550,000)
Intangible asset, Net carrying amount		$ 2,850,000
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Estimated useful life	10 years	10 years
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross carrying amount	$ 3,000,000	$ 3,000,000
Intangible asset, Accumulated amortization	(450,000)	(150,000)
Intangible asset, Impairment Loss	(2,550,000)
Intangible asset, Net carrying amount		$ 2,850,000